================================================================================

                         CENTRAL SECURITIES CORPORATION

                                   ----------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

================================================================================

                         CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment
                             Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA

                                                 Per Share of Common Stock
                                                 -------------------------
                                                                               Distribu-
                           Convertible                              Divi-       tions(B)
                           Preference                              dends(B)      from
               Total        Stock at         Net          Net      from net    long-term    Net realized       Unrealized
                net        liquidation      asset     investment  investment   investment    investment        appreciation
Year          assets        preference      value      income(A)    income        gains     gains (losses)    of investments
----          ------        ----------      -----      ---------    ------        -----     --------------    --------------
1989       $129,376,703    $10,034,925      $12.24                                                            $ 38,661,339
1990        111,152,013     10,027,050       10.00      $.17        $.20         $ .50*      $(2,643,394)       25,940,819
1991        131,639,511     10,022,100       11.87       .14         .14           .56*        7,321,233        43,465,583
1992        165,599,864     10,019,000       14.33       .12         .20           .66         8,304,369        70,586,429
1993        218,868,360      9,960,900       17.90       .14         .18          1.42        16,407,909       111,304,454
1994        226,639,144      9,687,575       17.60       .23         .22          1.39        16,339,601       109,278,788
1995        292,547,559      9,488,350       21.74       .31         .33          1.60        20,112,563       162,016,798
1996        356,685,785      9,102,050       25.64       .27         .28          1.37        18,154,136       214,721,981
1997        434,423,053      9,040,850       29.97       .24         .34          2.08        30,133,125       273,760,444
1998        476,463,575      8,986,125       31.43       .29         .29          1.65        22,908,091       301,750,135
1999        590,655,679             --       35.05       .26         .26          2.34        43,205,449       394,282,360
6 mos.
to
June 30,
2000**      671,107,396             --       39.84       .18         .06           .44        49,004,346       431,361,596

----------

A   - Excluding  gains or  losses  realized  on sale of  investments  and the dividend requirement on the Convertible Preference Stock, which was redeemed on August 1, 1999.

B   - Computed  on the  basis of the  Corporation's  status  as a  "regulated investment  company"  for  Federal  income  tax  purposes.

    * Includes a non-taxable return of capital of $.47 in 1990 and $.11 in 1991.

   ** Unaudited.

      The Common Stock is listed on the American Stock Exchange. On June 30, 2000, the market quotations were as follows:

     Common Stock.................................  35 3/4 high, 35 5/16 low and
                                                         35 1/2 last sale


                                     [ 2 ]

To the Stockholders of

      CENTRAL SECURITIES CORPORATION:

      Financial statements for the six months ended June 30, 2000 reviewed by our independent accountants and other pertinent information are submitted herewith.

      Comparative market values of net assets are as follows:

                                                                      June 30,
                                                                        2000         December 31,
                                                                     (Unaudited)         1999
                                                                     -----------         ----
Net assets .......................................................  $671,107,396    $590,655,679
Net assets per share of Common Stock .............................         39.84           35.05
    Shares of Common Stock outstanding ...........................    16,844,197      16,850,745

      Comparative operating results are as follows:

                                                                       Six months ended June 30,
                                                                       -------------------------
                                                                         2000            1999
                                                                     (Unaudited)      (Unaudited)
                                                                     -----------      -----------
Net investment income ............................................  $  2,997,695    $  2,655,468
    Per share of Common Stock ....................................           .18*            .14*
Net realized gain on sale of investments .........................    49,004,346      13,267,720
Increase in net unrealized appreciation of investments ...........    37,079,236      40,475,558
Increase in net assets resulting from operations .................    89,081,277      56,398,746

----------
* Per-share data are based on the average number of Common shares outstanding during the six-month period and in 1999 are after recognition of the dividend requirement on the Convertible Preference Stock.

      A dividend of $.50 per share was paid on June 23, 2000 to holders of Common Stock. Stockholders will be sent a notice concerning the taxability of all 2000 distributions in January 2001.

      During the first six months of 2000 the Corporation repurchased 6,548 shares of its Common Stock at an average price per share of $31.68. These shares were purchased on the American Stock Exchange and in a private transaction with a stockholder. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.

      Stockholders' inquiries are welcome.

                                                  CENTRAL SECURITIES CORPORATION

                                                     WILMOT H. KIDD, President
375 Park Avenue
New York, NY 10152
August 2, 2000


                                     [ 3 ]

                          PRINCIPAL PORTFOLIO CHANGES*

                            April 1 to June 30, 2000
                                  (Unaudited)
                    (Common Stock unless specified otherwise)

                                                                     Number of Shares
                                                        -----------------------------------------
                                                                                            Held
                                                                                          June 30,
                                                        Purchased           Sold            2000
                                                        ---------           ----            ----
Analog Devices, Inc. ...............................                      120,000         810,000
Flextronics, Inc. ..................................    756,700(a)          6,700         750,000
Intel Corporation ..................................                       45,000         655,000
Internet SportStations, Inc. .......................                      100,000              --
MGI Pharma, Inc. ...................................                       10,000          70,000
Meritor Automotive, Inc. ...........................    670,000                           670,000
Nextel Communications, Inc. Class A ................    140,000(b)                        280,000
Novell, Inc. .......................................                      100,000              --
ProBusiness Services, Inc. .........................     45,000                           120,000
The Progressive Corporation ........................     20,000                            20,000
SunGard Data Systems Inc. ..........................     50,000                           300,000
Unisys Corporation .................................    100,000                         1,000,000
UNUMProvident Corporation ..........................                       39,400         290,600

----------
 * Excludes stocks listed under "Miscellaneous -- Other investments" in the Statement of Investments.
(a) Received in exchange for 470,000 shares of Common Stock of The DII Group Incorporated.
(b) Stock split.


                                     [ 4 ]

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2000
                                   (Unaudited)

ASSETS:
    Investments:
        General portfolio securities at market value
          (cost $177,151,976) (Note 1) .............................    $568,068,504
        Securities of affiliated companies (cost $3,462,486)
          (Notes 1, 5 and 6) .......................................      43,929,421
        Short-term investments (cost $59,744,269) ..................      59,722,403    $671,720,328
                                                                        ------------
    Cash, receivables and other assets:
        Cash .......................................................          25,441
        Dividends receivable .......................................         121,575
        Interest receivable ........................................          92,031
        Prepaid expenses ...........................................          95,425
        Office equipment net .......................................          13,278         347,750
                                                                        ------------    ------------
            Total Assets                                                                 672,068,078
LIABILITIES:
    Payable for securities purchased ...............................         746,675
    Accrued expenses and reserves ..................................         214,007
                                                                        ------------
            Total Liabilities ......................................                         960,682
                                                                                        ------------
NET ASSETS .........................................................                    $671,107,396
                                                                                        ============
NET ASSETS are represented by:
    Common Stock at par value, $1.00 per share, authorized
      30,000,000 shares; issued 17,060,093 (Note 2) ................                     $17,060,093
    Surplus:
        Paid-in ....................................................    $177,226,185
        Undistributed net gain on sales of investments .............      48,977,758
        Undistributed net investment income ........................       2,137,782     228,341,725
                                                                        ------------
    Net unrealized appreciation of investments .....................                     431,361,596
    Treasury stock, at cost (215,896 shares of Common Stock)
      (Note 2) .....................................................                      (5,656,018)
                                                                                        ------------
NET ASSETS .........................................................                    $671,107,396
                                                                                        ============
NET ASSET VALUE PER COMMON SHARE ...................................                          $39.84
                                                                                              ======

                 See accompanying notes to financial statements
                   and independent accountants' review report.



                                     [ 5 ]

                             STATEMENT OF OPERATIONS

                     For the six months ended June 30, 2000
                                   (Unaudited)

INVESTMENT INCOME
Income:
    Dividends ..................................................  $ 2,154,935
    Interest ...................................................    1,653,613
    Miscellaneous income .......................................        1,157     $ 3,809,705
                                                                  -----------
Expenses:
    Investment research ........................................      166,300
    Administration and operations ..............................      198,108
    Employees' retirement plans ................................        7,510
    Custodian fees .............................................       16,023
    Franchise and miscellaneous taxes ..........................       71,238
    Transfer agent and registrar fees and expenses .............       19,069
    Rent and utilities .........................................       80,389
    Listing, software and sundry fees ..........................       47,605
    Legal, auditing and tax fees ...............................       34,257
    Stationery, supplies, printing and postage .................       29,045
    Travel and telephone .......................................       18,011
    Directors' fees ............................................       41,500
    Insurance ..................................................       48,962
    Publications and miscellaneous .............................       33,993         812,010
                                                                  -----------     -----------
Net investment income ..........................................                    2,997,695

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain from security transactions ...................   49,004,346
Net increase in unrealized appreciation of investments .........   37,079,236
                                                                  -----------
    Net gain on investments ....................................                   86,083,582
                                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...................................................                  $89,081,277
                                                                                  ===========

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                     [ 6 ]

                      STATEMENTS OF CHANGES IN NET ASSETS

                     For the six months ended June 30, 2000
                      and the year ended December 31, 1999

                                                                         Six months
                                                                            ended
                                                                          June 30,
                                                                            2000
                                                                         (Unaudited)         1999
                                                                         -----------         ----
FROM OPERATIONS:
    Net investment income ...........................................   $  2,997,695    $  4,517,918
    Net realized gain on investments ................................     49,004,346      43,205,449
        Net increase in unrealized appreciation of investments ......     37,079,236      92,532,225
                                                                        ------------    ------------
        Increase in net assets resulting from operations ............     89,081,277     140,255,592
                                                                        ------------    ------------
DIVIDENDS TO STOCKHOLDERS FROM:
    Net investment income:
        Preference Stock ............................................             --        (538,855)
        Common Stock ................................................       (966,934)     (3,982,045)
    Net realized gain from investment transactions ..................     (7,455,165)    (37,367,455)
                                                                        ------------    ------------
        Decrease in net assets from distributions ...................     (8,422,099)    (41,888,355)
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS: (Note 2)
    Distribution to stockholders reinvested in Common Stock .........             --      20,643,984
    Cost of shares of Common Stock repurchased ......................       (207,461)     (4,683,567)
     Conversion:
        Preference Stock prior to redemption ........................             --      (8,867,550)
        Into Common Stock ...........................................             --       8,867,550
    Other capital transactions ......................................             --        (135,550)
                                                                        ------------    ------------
        Increase (decrease) in net assets from capital
          share transactions ........................................       (207,461)     15,824,867
                                                                        ------------    ------------
            Total increase in net assets .............................    80,451,717     114,192,104
NET ASSETS:
    Beginning of period ..............................................   590,655,679     476,463,575
                                                                        ------------    ------------
    End of period (including undistributed net investment income
      of $2,137,782 and $107,021, respectively) ......................  $671,107,396    $590,655,679
                                                                        ============    ============

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                     [ 7 ]

                            STATEMENT OF INVESTMENTS

                                  June 30, 2000
                                   (Unaudited)

                           PORTFOLIO SECURITIES 91.2%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

            Prin. Amt.                                                        Market
            or Shares                                                         Value
            ---------                                                         -----
                        Banking and Finance 11.9%
             600,000     The Bank of New York Company, Inc. ...........   $ 27,900,000
             600,000     Capital One Financial Corporation ............     26,775,000
             300,000     First Union Corporation ......................      7,500,000
             430,000     Household International, Inc. ................     17,871,875
                                                                          ------------
                                                                            80,046,875
                                                                          ------------
                        Business Services 1.7%
             200,000     Gartner Group, Inc. Class A(a) ...............      2,400,000
             200,000     MSC Industrial Direct Company Class A(a) .....      4,187,500
             120,000     ProBusiness Services, Inc.(a) ................      3,187,500
             170,000     UniFirst Corporation .........................      1,338,750
                                                                          ------------
                                                                            11,113,750
                                                                          ------------
                        Chemicals 2.9%
           1,000,000     Hanna (M. A.) Company ........................      9,000,000
             300,000     Rohm and Haas Company ........................     10,350,000
                                                                          ------------
                                                                            19,350,000
                                                                          ------------
                        Computer Software & Services 14.4%
             975,000     American Management Systems, Inc.(a) .........     32,007,422
             200,000     Cabletron Systems, Inc.(a) ...................      5,100,000
             680,000     Convergys Corporation(a) .....................     35,275,000
             395,000     Peerless Systems Corporation(a) ..............        765,313
             300,000     SunGard Data Systems Inc.(a) .................      9,300,000
           1,000,000     Unisys Corporation(a) ........................     14,562,500
                                                                          ------------
                                                                            97,010,235
                                                                          ------------
                        Data Processing 1.5%
             555,000     The Reynolds and Reynolds Company Class A ....     10,128,750
                                                                          ------------

                        Electronics 32.0%
             810,000     Analog Devices, Inc.(a) ......................     61,560,000
             450,000     Arrow Electronics, Inc.(a) ...................     13,950,000
             750,000     Flextronics International Ltd.(a) ............     51,515,625
             655,000     Intel Corporation ............................     87,565,313
                                                                          ------------
                                                                           214,590,938
                                                                          ------------


                                     [ 8 ]


             Prin. Amt.                                                      Market
             or Shares                                                       Value
             ---------                                                       -----

                        Energy 3.6%
             100,000     Conoco Inc. Class A ..........................    $ 2,200,000
              70,000     Kerr-McGee Corporation .......................      4,125,625
             300,000     Murphy Oil Corporation .......................     17,831,250
                                                                           -----------
                                                                            24,156,875
                                                                           -----------

                        Engineering and Construction 0.8%
             700,000     Morrison Knudsen Corporation(a) ..............      5,075,000
                                                                           -----------

                        Health Care 2.3%
             250,000     Impath, Inc.(a) ..............................     13,562,500
              70,000     MGI Pharma, Inc.(a) ..........................      2,013,594
                                                                           -----------
                                                                            15,576,094
                                                                           -----------
                        Household Products 1.3%
             470,000     Church & Dwight Co., Inc. ....................      8,460,000
                                                                           -----------

                        Industrial Equipment 0.3%
             200,000     JLG Industries, Inc. .........................      2,375,000
                                                                           -----------

                        Insurance 7.7%
             240,000     Mutual Risk Management Ltd ...................      4,155,000
              70,000     The Plymouth Rock Company, Inc.
                           Class A(b)(c) ..............................     40,460,000
              20,000     The Progressive Corporation ..................      1,480,000
             290,600     UNUMProvident Corporation ....................      5,830,163
                                                                           -----------
                                                                            51,925,163
                                                                           -----------
                        Manufacturing 3.9%
             570,000     Brady Corporation Class A ....................     18,525,000
             670,000     Meritor Automotive, Inc. .....................      7,370,000
                                                                           -----------
                                                                            25,895,000
                                                                           -----------
                        Paper and Forest Products 0.3%
             100,000     Fort James Corporation .......................      2,312,500
                                                                           -----------

                        Telecommunications 6.0%
             884,217     Broadwing Inc.(a) ............................     22,934,377
             280,000     Nextel Communications, Inc. Class A(a) .......     17,132,500
                                                                           -----------
                                                                            40,066,877
                                                                           -----------
                        Transportation 0.5%
             533,757     Transport Corporation of America, Inc.
                               Class B(a)(b) ...........................     3,469,420
                                                                           -----------


                                     [ 9 ]


           Prin. Amt.                                                             Market
           or Shares                                                              Value
           ---------                                                              -----
                        Miscellaneous 0.1%
                         Grumman Hill Investments, L.P.(a)(c) .............   $    432,498
               5,000     Southeast Publishing Ventures, Inc.
                                Series A Pfd.(a)(b)(c) ....................              0
                         Steuart Petroleum Company Warrant to
                                Purchase Common Stock(a)(c) ...............              0
                         Other investments ................................         12,950
                                                                              ------------
                                                                                   445,448
                                                                              ------------
                                     Total Portfolio Securities
                                        (cost $180,614,462) ...............    611,997,925
                                                                              ------------

                        SHORT-TERM DEBT INVESTMENTS 8.9%
         $ 9,928,000     American Express Credit Corp. 6.54%
                                due 7/26/00 ...............................   $  9,883,738
          28,405,000     Ford Motor Credit Corp. 6.37% -- 6.45%
                                due 7/06/00 -- 7/12/00 ....................     28,363,201
          12,029,000     General Motors Acceptance Corp. 6.52%
                                due 7/19/00 ...............................     11,990,507
           9,500,000     U.S. Treasury Note 5.75%
                                due 10/31/00 ..............................      9,484,957
                                                                              ------------
                                     Total Short-Term Investments
                                        (cost $59,744,269) ................     59,722,403
                                                                              ------------
                                     Total Investments
                                        (cost $240,358,731) (100.1%) ......    671,720,328
                                                                              ------------
                                     Liabilities, less cash, receivables
                                        and other assets (0.1%) ...........       (612,932)
                                                                              ------------
                                     Net Assets (100%) ....................   $671,107,396
                                                                              ============

----------

(a) Non-dividend paying.
(b) Affiliate  as defined in the  Investment  Company Act of 1940.
(c) Valued at estimated fair value.

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                     [ 10 ]

                  NOTES TO FINANCIAL STATEMENTS -- (unaudited)

      1. Significant Accounting Policies -- The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      Security Valuation -- Securities are valued at the last sale price on June
         30, 2000 or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates market value. Securities for which no ready market exists, including The Plymouth Rock Company, Inc. Class A Common Stock, are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Use of Estimates -- The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

      Other  --  Security  transactions  are  accounted  for  on  the  date  the securities are purchased or sold, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

      2. Preference Stock and Common Stock -- The Corporation redeemed its outstanding Preference Stock on August 1, 1999. Pursuant to its fundamental policy regarding the issuance of senior securities, the Corporation may issue senior securities in the future when and if, in the judgment of its directors, such action is deemed advisable.

      The Corporation repurchased 6,548 shares of its Common Stock in the first six months of 2000 at an average price of $31.68 per share representing an average discount from net asset value of 18.4%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock, available for optional stock distributions, or may be retired.

      3. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2000, excluding short-term investments, were $50,725,390 and $82,175,082, respectively.

      As of June 30, 2000, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $452,357,383 and $20,995,787, respectively.

                   See independent accountants' review report.


                                     [ 11 ]

             NOTES TO FINANCIAL STATEMENTS -- continued (unaudited)

      4. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2000 to officers and directors amounted to $348,300, of which $40,500 was paid as fees to directors who were not officers. Benefits to employees are provided through a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years. No contributions were made to the plan for the six months ended June 30, 2000.

      5. Affiliates -- The Plymouth Rock Company, Inc., Southeast Publishing Ventures, Inc., and Transport Corporation of America, Inc. are affiliates as defined in the Investment Company Act of 1940. The Corporation received dividends of $204,400 from affiliates during the six months ended June 30, 2000. Unrealized appreciation related to affiliates increased by $3,130,818 for the six months ended June 30, 2000 to $40,466,935.

      6. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2000 such investments had an aggregate value of $41,937,805, which was equal to 6.2% of the Corporation's net assets. Investments in restricted securities at June 30, 2000, including acquisition dates and cost, were:



        Company                         Shares         Security          Date Purchased      Cost
------------------------------         -------     -------------------   --------------    ----------
Broadwing Inc.                          40,301     Common Stock             11/24/99       $        3

Grumman Hill Investments, L.P.                     Limited Partnership      09/11/85          33,975
                                                      Interest

The Plymouth Rock                       70,000     Class A Common           12/15/82        1,500,000
   Company, Inc.                                      Stock                 06/09/84          699,986

Southeast Publishing                     5,000     Series A Pfd.            04/05/89                0
   Ventures, Inc.                                     Stock

Steuart Petroleum Company                          Warrant                  06/08/93           52,500

      In general, the Corporation does not have the right to demand registration of the restricted securities. Unrealized appreciation related to restricted securities increased by $5,728,302 for the six months ended June 30, 2000 to $39,651,341.

                   See independent accountants' review report.


                                     [ 12 ]

                              FINANCIAL HIGHLIGHTS


                                         Six Mos.
                                          Ended
                                         6/30/00
                                       (Unaudited)     1999       1998       1997       1996       1995
                                        ----------     ----       ----       ----       ----       ----
Per Share Operating Performance
Net asset value, beginning of period ..  $  35.05   $  31.43   $  29.97   $  25.64   $  21.74    $ 17.60
Net investment income .................       .18        .30        .34        .29        .33        .37
Net realized and unrealized gain
  on securities .......................      5.11       5.96       3.11       6.51       5.28       5.76
                                         --------   --------   --------   --------   --------   --------
      Total from investment
        operations ....................      5.29       6.26       3.45       6.80       5.61       6.13
Less:
Dividends from net investment income*
    To Preference Stockholders ........        --        .04        .05        .05        .06        .06
    To Common Stockholders ............       .06        .26        .29        .34        .28        .33
Distributions from capital gains*
    To Common Stockholders ............       .44       2.34       1.65       2.08       1.37       1.60
                                         --------   --------   --------   --------   --------   --------
      Total distributions .............       .50       2.64       1.99       2.47       1.71       1.99
                                         --------   --------   --------   --------   --------   --------
Net asset value, end of period ........  $  39.84   $  35.05   $  31.43   $  29.97   $  25.64   $ 21.74
                                         ========   ========   ========   ========   ========   ========
Per share market value,
  end of period .......................  $  35.50   $  27.25   $  24.38   $  29.69   $  24.13    $ 20.88
Total investment return,
  market(%) ...........................     31.53+     22.96     (11.57)     35.60      22.35      45.65
Total investment return, NAV(%) .......     15.06+     31.79      13.75      26.08      25.97      34.59
Ratios/Supplemental Data:
Net assets, end of period(000) ........  $671,107   $590,656   $476,464   $434,423   $356,686   $292,548
Ratio of expenses to average net
  assets for Common(%) ................       .25++      .45        .51        .54        .57        .64
Ratio of net investment income to
  average net assets for
  Common(%) ...........................       .92++      .89       1.09        .99       1.36       1.75
Portfolio turnover rate(%) ............      8.41+     12.06       6.21      10.92       9.89       8.27

----------
 * Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes.
 + Not annualized.
++ Annualized,  not necessarily  indicative of full year ratio.

                 See accompanying notes to financial statements
                  and independent accountants' review report.


                                     [ 13 ]

--------------------------------------------------------------------------------

                     INDEPENDENT ACCOUNTANTS' REVIEW REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
  CENTRAL SECURITIES  CORPORATION

      We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2000, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended June 30, 2000, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these financial statements is the representation of the management of Central Securities Corporation.

      A review consists principally of inquiries of Company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

      Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements in order for them to be in conformity with generally accepted accounting principles.

      We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended December
31, 1999, and financial highlights for each of the five years in the period ended December 31, 1999, and in our report dated January 25, 2000 we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                                    KPMG LLP

New York, NY
July 26, 2000

--------------------------------------------------------------------------------

                  ANNUAL MEETING OF STOCKHOLDERS -- (unaudited)

      The annual meeting of stockholders of the Corporation was held on March 8, 2000. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock: Donald G. Calder,
15,553,345 shares in favor, 51,125 shares withheld; Jay R. Inglis, 15,544,156 shares in favor, 60,314 shares withheld; Dudley D. Johnson, 15,552,764 shares in favor, 51,706 shares withheld; Wilmot H. Kidd, 15,552,250 shares in favor, 52,220 shares withheld; and C. Carter Walker, Jr., 15,552,383 shares in favor, 52,087 shares withheld.

      In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2000 was ratified by the following vote of the holders of the Common Stock: 15,523,144 shares in favor, 29,367 shares against, 51,959 shares abstaining.


                                     [ 14 ]

                               BOARD OF DIRECTORS

DONALD G. CALDER                                         DUDLEY D. JOHNSON
  President                                                President
  G. L. Ohrstrom & Co., Inc.                               Young & Franklin Inc.
  New York, NY                                             Liverpool, NY

JAY R. INGLIS                                               WILMOT H. KIDD
     Executive Vice President                                  President
     Holt Corporation
     New York, NY
                              C. CARTER WALKER, JR.
                                 Washington, CT

                                    OFFICERS

                       WILMOT H. KIDD, President
                       CHARLES N. EDGERTON, Vice President and Treasurer KAREN E. RILEY, Secretary

                                     OFFICE

                       375 Park Avenue, New York, NY 10152
                                  212-688-3011
                            www.centralsecurities.com

                       CUSTODIAN

                          UMB Bank, N. A.
                             P.O. Box 419226, Kansas City, MO 64141-6226

                       TRANSFER AGENT AND REGISTRAR

                          EquiServe, First Chicago Trust Division
                              P.O. Box 2500, Jersey City, NJ 07303-2500

                              INDEPENDENT AUDITORS

                              KPMG LLP
                               345 Park Avenue, New York, NY 10154


                                     [ 15 ]